Debt - Schedule of Debenture Host Debt Instrument (Details) - USD ($)	3 Months Ended	9 Months Ended
	Dec. 31, 2025	Sep. 30, 2026	Sep. 30, 2025
Financial assets at fair value through profit or loss [abstract]
Beginning balance	$ 32,730,915	$ 34,521,935	$ 26,235,808
Interest accrued	2,728,068	8,063,982	7,573,076
Interest paid in shares	0		(1,077,969)
Interest paid in cash	(937,048)	(6,317,292)	0
Ending balance	$ 34,521,935	$ 36,268,625	$ 32,730,915